D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral

Assets pledged as collateral
	2021	2020
Chattel mortgages 1)	6,341	6,332
Bank deposits 2)	532	476
Total	6,873	6,808
1)	See also note G1 “Post-employment benefits.”
2)	See also note F1 “Financial risk management.”